Inventories	12 Months Ended
Dec. 31, 2020
Inventories [Abstract]
Inventories
15. Inventories

	December 31,
	2020	2019 restated*
	US$’000	US$’000
Raw materials	25,462	20,043
Work in progress	3,903	2,489
Finished goods	11,627	35,468
Inventories	40,992	58,000
* see note 27

In 2020, a total of US$25,854,000 (2019: US$11,384,000) of inventories was included in the profit or loss as an expense (excluding the fair value step-up).

The fair value of net inventory acquired as part of the acquisition of Aegerion on September 24, 2019 amounted to US$57,441,000, as restated (See Note 27, Restatement of prior year comparatives). This is net of non-saleable inventory acquired in connection with the acquisition of Aegerion which amounted to US$53,440,000, as restated (See Note 27, Restatement of prior year comparatives). The non-saleable inventories were determined based on the expiration dates and future manufacturing commitments which could result in inventory levels in excess of forecast demand. Under IFRS 3, the finished goods inventory on hand at the date of acquisition was valued at the expected selling price less the sum of (a) remaining costs of disposal and (b) a reasonable profit margin for the selling effort of the acquiring entity based on the EBITDA margin as a percentage of sales. The costs to dispose were calculated based on the average costs as a percentage of revenue through the period in which the current finished goods inventory is expected to be sold. This resulted in a non-cash step up at the valuation of finished goods inventory at September 24, 2019 of US$36,294,000, as restated (See Note 27, Restatement of prior year comparatives). The non-cash step up in inventory is being unwound to the Consolidated Statement of Comprehensive Loss over the period in which this saleable inventory is expected to be sold which is less than one year as of December 31, 2020. At December 31, 2020, US$1,204,000 (2019: US$28,821,000, as restated, see Note 27, Restatement of prior year comparatives) of this non-cash inventory step up is included in finished good inventory.

All inventory was reviewed at year end and no impairment was deemed necessary.